Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables
Schedule of trade and other payables

	June 30,	December 31,
	2026	2025
	(Unaudited)
Current
Suppliers	12,837	11,586
Withholding tax	3,390	1,023
Advances for associated operations	1,091	1,198
Dividends payable	759	224
Insurance and reinsurance	201	405
Agreements in transport contracts	194	108
Deposits received from third parties	190	279
Related parties (Note 30)	42	50
Hedging operations	10	—
Various creditors	847	886
	19,561	15,759